Finance expense and income (Tables)	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Summary of Finance Expense and Income Included in Income Statement
The finance expense and income included in the statement of profit or lo ss
are
a
s follo
w
s:

For the six-month period ended 30 June
Million US dollar	2026	2025

Interest expense	(1 541)	(1 588)
Interest income	284	240
Interest income on Brazilian tax credits	61	63
Net interest income/(expense)	(1 196)	(1 284)
Accretion expense	(376)	(315)
Interest on pensions	(37)	(37)
Accretion expense and interest on pensions	(413)	(351)
Net foreign exchange gains/(losses)	(128)	(161)
Net gains/(losses) on hedging instruments	(240)	(138)
Bank fees, taxes and other financial expense	(139)	(140)
Other financial income	9	29
Other financial results	(498)	(410)

Net finance income/(expense) excluding exceptional items	(2 107)	(2 046)

Exceptional finance income/(expense)	2 033	368

Net finance income/(expense)	(74)	(1 678)